CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - Veraxa Biotech A G [Member] - CHF (SFr)	Subscribed Capital [Member]	Capital Reserves [Member]	O C I [Member]	Retained Earning [Member]	Total Equity [Member]
Balance, June 25, 2025 (inception) at Dec. 31, 2023	SFr 13,409,213	SFr 44,960,451	SFr 489,459	SFr (3,731,379)	SFr 55,127,744
IfrsStatementLineItems [Line Items]
Loss for the period				(28,132,971)	(28,132,971)
Other result - currency conversion			(711,962)		(711,962)
Share based compensation in relation to ESOP		2,930,321			2,930,321
Proceeds from the issuance of share capital	244,433	2,398,325			2,642,758
Cost of share issuance		(801,074)			(801,074)
Share capital issued in connection with acquisitions	528,543	(528,543)
Ending balance, value at Dec. 31, 2024	14,182,189	48,959,480	(222,503)	(31,864,350)	31,054,816
IfrsStatementLineItems [Line Items]
Loss for the period				(66,613,990)	(66,613,990)
Other result - currency conversion			(69,022)		(69,022)
Share based compensation in relation to ESOP		14,106,551			14,106,551
Proceeds from the issuance of share capital	568,878	6,288,524			6,857,402
Cost of share issuance		(1,101,904)			(1,101,904)
Ending balance, value at Dec. 31, 2025	14,751,067	68,252,651	(291,525)	(98,478,340)	(15,766,147)
Ending balance, value at Dec. 31, 2025	SFr 14,751,067	SFr 68,252,651	SFr (291,525)	SFr (98,478,340)	SFr (15,766,147)